Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	68 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 01, 2024	Dec. 01, 2023	Dec. 01, 2022	Dec. 01, 2021	Dec. 01, 2020	Dec. 01, 2019	May 01, 2019
C000211759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate Bond Fund
Account Value				$ 10,604.66	$ 10,430.25	$ 9,798.43	$ 11,273.92	$ 11,401.62	$ 10,474.46	$ 10,000
Average Annual Return, Percent	1.68%	0.13%	0.93%
C000211759 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate Bond Fund—excluding sales load
Average Annual Return, Percent	1.68%	0.13%	0.93%
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value				$ 10,439.15	$ 10,311.69	$ 9,764.68	$ 11,189.65	$ 11,364.77	$ 10,562.64	$ 10,000
Average Annual Return, Percent	1.25%	(0.33%)	0.67%